Offerings	Sep. 05, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01476%
Offering Note	1.a. An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at unspecified prices. 1.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Aflac Incorporated is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01476%
Offering Note	2.a. An unspecified aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at unspecified prices. 2.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Aflac Incorporated is deferring payment of all of the registration fee.